Income Tax (Details 1) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2018	Jan. 31, 2018
Statement [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0
Right-of-use assets	3,251,638	1,735,346	$ 1,974,759	$ 0
Lease liability	4,702,292	1,776,115	$ 1,906,403	$ 0
Equipment	5,213
USA [member]
Statement [Line Items]
Right-of-use assets	0	(396,773)
Lease liability	0	397,939
Equipment	(17,781)	(1,166)
Tax loss carryforwards	17,781
CDA [member]
Statement [Line Items]
Right-of-use assets	(877,943)	(85,941)
Lease liability	886,753	85,201
Equipment	(16,960)
Non-capital loss	$ 8,150	$ 740